Earnings Per Share (Table)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Earnings Per Share

Year ended	March 31,
	2023	2022
	$	$
Net loss	(30,097)	(15,548)

Weighted average number of Shares outstanding	94,178,549	85,297,843
Basic and diluted loss per share	(0.32)	(0.18)